Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2019
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
New accounting standards to be implemented
New accounting standards to be implemented

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326)” (“ASU 2016-13”), which amends several aspects of the measurement of credit losses on financial instruments based on an estimate of current expected credit losses. ASU 2016-13 will apply to loans, accounts receivable, trade receivables, other financial assets measured at amortized cost, loan commitments and other off-balance sheet credit exposures. ASU 2016-13 will also apply to debt securities and other financial assets measured at fair value through other comprehensive income. For the Company, ASU 2016-13 is effective for annual periods beginning after December 15, 2020, and interim reporting periods within annual reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the potential impact of this pronouncement on the condensed consolidated financial statements.